Document And Entity Information	Jan. 25, 2022
Document Information Line Items
Entity Registrant Name	Royale Energy, Inc.
Trading Symbol	ROYL
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001694617
Document Period End Date	Jan. 25, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55912
Entity Tax Identification Number	81-4596368
Entity Address, Address Line One	1530 Hilton Head Rd
Entity Address, City or Town	El Cajon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92019
City Area Code	(619)
Local Phone Number	383-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value .001 per share
Security Exchange Name	NONE